FINANCIAL STATEMENT SCHEDULE I (FINANCIAL INFORMATION OF PARENT COMPANY STATEMENT OF CHANGES IN EQUITY) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Balance	$ 452,026,227	$ 396,422,834	$ 180,491,946
Net income (loss)	(111,928,941)	33,323,952	68,571,257
Share-based compensation	2,249,834	2,206,025	1,614,756
Deemed dividend on Series A convertible redeemable preferred shares			3,300,000
Conversion of series A convertible redeemable preferred shares into ordinary shares			58,902,740
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)			79,537,048
Other comprehensive income	3,838,790	18,483,256	10,028,611
Repurchase	(500,724)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd	(1,099,299)
Balance	340,877,413	452,026,227	396,422,834
Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	17,571	17,571	10,000
Balance, shares	175,714,103	175,714,103	100,000,000
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares			2,971
Conversion of series A convertible redeemable preferred shares into ordinary shares, shares			29,714,103
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)			4,600
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952), shares			46,000,000
Other comprehensive income
Repurchase	(283)
Repurchase, shares	(2,836,670)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	17,288	17,571	17,571
Balance, shares	172,877,433	175,714,103	175,714,103
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)
Other comprehensive income
Repurchase	(494,928)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	(494,928)
Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	142,511,581	140,305,556	258,583
Share-based compensation	2,249,834	2,206,025	1,614,756
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares			58,899,769
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)			79,532,448
Other comprehensive income
Repurchase	(5,513)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	144,755,902	142,511,581	140,305,556
Retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	150,204,956	116,881,004	51,609,747
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares			3,300,000
Conversion of series A convertible redeemable preferred shares into ordinary shares
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)
Other comprehensive income
Repurchase
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	38,276,015	150,204,956	116,881,004
Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	18,444,123	6,276,868	617,298
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)
Other comprehensive income	2,206,182	12,167,255	5,659,570
Repurchase
Deconsolidation of Nanjing Daqo New Energy Co., Ltd	(1,099,299)
Balance	19,551,006	18,444,123	6,276,868
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	311,178,231	263,480,999	52,495,628
Net income (loss)	(111,928,941)	33,323,952	68,571,257
Other comprehensive income	2,206,182	12,167,255	5,659,570
Share-based compensation	2,249,834	2,206,025	1,614,756
Deemed dividend on Series A convertible redeemable preferred shares			(3,300,000)
Conversion of series A convertible redeemable preferred shares into ordinary shares			58,902,740
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)			79,537,048
Repurchase	(500,724)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd	(1,099,299)
Balance	202,105,283	311,178,231	263,480,999
Parent Company [Member] | Ordinary shares [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	17,571	17,571	10,000
Balance, shares	175,714,103	175,714,103	100,000,000
Net income (loss)
Other comprehensive income
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares			2,971
Conversion of series A convertible redeemable preferred shares into ordinary shares, shares			29,714,103
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)			4,600
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952), shares			46,000,000
Repurchase	(283)
Repurchase, shares	(2,836,670)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	17,288	17,571	17,571
Balance, shares	172,877,433	175,714,103	175,714,103
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance
Net income (loss)
Other comprehensive income
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)
Repurchase	(494,928)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	(494,928)
Parent Company [Member] | Additional paid in capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	142,511,581	140,305,556	258,583
Net income (loss)
Other comprehensive income
Share-based compensation	2,249,834	2,206,025	1,614,756
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares			58,899,769
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)			79,532,448
Repurchase	(5,513)
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	144,755,902	142,511,581	140,305,556
Parent Company [Member] | Retained earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	150,204,956	116,881,004	51,609,747
Net income (loss)	(111,928,941)	33,323,952	68,571,257
Other comprehensive income
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares			(3,300,000)
Conversion of series A convertible redeemable preferred shares into ordinary shares
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)
Repurchase
Deconsolidation of Nanjing Daqo New Energy Co., Ltd
Balance	38,276,015	150,204,956	116,881,004
Parent Company [Member] | Accumulated other comprehensive income [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	18,444,123	6,276,868	617,298
Net income (loss)
Other comprehensive income	2,206,182	12,167,255	5,659,570
Share-based compensation
Deemed dividend on Series A convertible redeemable preferred shares
Conversion of series A convertible redeemable preferred shares into ordinary shares
Issuance of ordinary shares upon in the initial public offering (net of commission and issuance cost of $7,862,952)
Repurchase
Deconsolidation of Nanjing Daqo New Energy Co., Ltd	(1,099,299)
Balance	$ 19,551,006	$ 18,444,123	$ 6,276,868